Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Summary of details of provisions
(1)	Details of provisions are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Asset retirement obligation	68,402	80,777
Provisions for guarantees (*1)	89,592	74,866
Provisions for unused loan commitments	122,155	112,296
Other provisions (*2)	221,494	308,195

Total	501,643	576,134

(*1)	Provisions for guarantees includes provision for financial guarantee of 66,232 million Won and 53,321 million Won as of December 31, 2020 and 2021, respectively.
(*2)	Other provisions consist of provision for litigation, loss compensation and others.

Summary of changes in provisions on guarantees
1)	Provisions for guarantees

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	44,903	33,760	11,098	89,761
Transfer to 12-month expected credit loss	13,568	(13,568)	—	—
Transfer to expected credit loss for the entire period	(317)	532	(215)	—
Transfer to credit-impaired financial assets	(30)	(32)	62	—
Provisions used	(27,711)	—	—	(27,711)
Net provision (reversal) of unused amount	(14,400)	5,611	4,437	(4,352)
Others (*)	34,788	—	—	34,788

Ending balance	50,801	26,303	15,382	92,486

(*)	Others have occurred as a result of new financial guarantee contract valued at initial fair value.

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	50,801	26,303	15,382	92,486
Transfer to 12-month expected credit loss	81	(60)	(21)	—
Transfer to expected credit loss for the entire period	(396)	1,639	(1,243)	—
Transfer to credit-impaired financial assets	(12)	(13)	25	—
Net provision (reversal) of unused amount	(1,124)	(11,124)	(6,100)	(18,348)
Business combination	14,501	—	—	14,501
Others (*)	953	—	—	953

Ending balance	64,804	16,745	8,043	89,592

(*)	Includes the impact from change of financial guarantee liability.

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	64,804	16,745	8,043	89,592
Transfer to 12-month expected credit loss	2,146	(2,144)	(2)	—
Transfer to expected credit loss for the entire period	(162)	193	(31)	—
Transfer to credit-impaired financial assets	(3)	(162)	165	—
Provisions used	(6,964)	—	—	(6,964)
Net provision (reversal) of unused amount	(9,929)	636	(1,408)	(10,701)
Others (*)	2,938	1	—	2,939

Ending balance	52,830	15,269	6,767	74,866

(*)	Includes the impact from change of financial guarantee liability.

Summary of changes in provisions on unused loan commitments
2)	Provisions for unused loan commitment

	For the year ended December 31, 2019
	Stage1	Stage2	Stage3	Total
Beginning balance	74,624	45,285	1,626	121,535
Transfer to 12-month expected credit loss	11,771	(11,024)	(747)	—
Transfer to expected credit loss for the entire period	(1,813)	1,945	(132)	—
Transfer to credit-impaired financial assets	(213)	(275)	488	—
Net provision (reversal) of unused amount	(19,394)	7,233	3,117	(9,044)
Others	63	—	—	63

Ending balance	65,038	43,164	4,352	112,554

	For the year ended December 31, 2020
	Stage1	Stage2	Stage3	Total
Beginning balance	65,038	43,164	4,352	112,554
Transfer to 12-month expected credit loss	8,006	(7,500)	(506)	—
Transfer to expected credit loss for the entire period	(2,704)	3,299	(595)	—
Transfer to credit-impaired financial assets	(174)	(186)	360	—
Net provision (reversal) of unused amount	(6,653)	16,949	(422)	9,874
Business combination	7	—	—	7
Others	(280)	—	—	(280)

Ending balance	63,240	55,726	3,189	122,155

	For the year ended December 31, 2021
	Stage1	Stage2	Stage3	Total
Beginning balance	63,240	55,726	3,189	122,155
Transfer to 12-month expected credit loss	15,522	(14,965)	(557)	—
Transfer to expected credit loss for the entire period	(2,338)	3,129	(791)	—
Transfer to credit-impaired financial assets	(110)	(226)	336	—
Net provision (reversal) of unused amount	(9,005)	871	(1,857)	(9,991)
Others	131	1	—	132

Ending balance	67,440	44,536	320	112,296

Summary of changes in asset retirement obligation
(3)	Changes in asset retirement obligation for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Beginning balance	67,200	66,485	68,402
Provisions provided	2,729	806	3,235
Provisions used	(2,276)	(2,958)	(5,066)
Reversal of provisions unused	(2,926)	(106)	(947)
Unwinding of discount	435	459	495
Business combination	329	219	—
Increase (decrease) of restoration expense, etc.	994	3,497	14,658

Ending balance	66,485	68,402	80,777

Summary of changes in other obligation
(4)	Changes in other provisions for the years ended December 31, 2019, 2020 and 2021 are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2019	2020	2021
Beginning balance	63,637	172,455	221,494
Provisions provided	109,875	232,629	85,706
Provisions used	(6,123)	(181,433)	(10,375)
Reversal of provisions unused	(171)	(2,345)	(718)
Foreign currencies translation adjustments	1,193	606	11,957
Transfer	—	(344)	—
Business combination	3,820	—	—
Others	224	(74)	131

Ending balance	172,455	221,494	308,195